EQUITY	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

17. EQUITY

Ordinary shares

At the annual general meeting of shareholders of the Company held on January 6, 2026, the shareholders approved that the Company’s authorized share capital be increased from US$25,000,000 divided into 156,250,000,000 ordinary shares of a par value of US$0.00016 each, comprising 125,000,000,000 class A ordinary shares of a par value of US$0.00016 each and 31,250,000,000 class B ordinary shares of a par value of US$0.00016 each, to US$240,000,000 divided into 1,500,000,000,000 ordinary shares of a par value of US$0.00016 each, comprising 1,200,000,000,000 class A ordinary shares of a par value of US$0.00016 each and 300,000,000,000 class B ordinary shares of a par value of US$0.00016 each.

On December 2, 2025, the Company effected a 1-for-16 reverse stock split. The par value per share of the common stock was increased proportionally from $0.00001 to $0.00016. On March 12, 2026, the Company effected a 1-for-80 reverse stock split, resulting in a cumulative increase in par value per share to $0.0128.

The par value of the Class A ordinary shares and Class B ordinary shares was increased in proportion to the cumulative ratio of the share consolidation to $0.0128 per share and the number of authorized ordinary shares was adjusted in proportion to the cumulative ratio of the share consolidation to 15,000,000,000 Class A ordinary shares of a par value of US$0.0128 each and 3,750,000,000 Class B ordinary shares of a par value of US$0.0128 each.

As of June 30, 2026 and December 31, 2025, the Company had 333,333,333 and 333,333,333 Class A ordinary shares authorized, respectively, and 83,333,333 and 83,333,333 Class B ordinary shares authorized, respectively.

As of June 30, 2026 and December 31, 2025, the Company had 145,073 and 1,065 Class A ordinary shares issued, respectively, of which 144,778 and 769 were outstanding, respectively. The 295 issued but not outstanding shares as of June 30, 2026 consist of 156 forfeited Earnout Escrow Shares pending cancellation and 139 shares registered on Form S-8 and classified as treasury stock reserved for future issuance under the Company’s share incentive plan. In July 2026, the 156 forfeited Earnout Escrow Shares were formally canceled and are no longer outstanding or issuable.